Equity Investment	3 Months Ended
Jun. 30, 2018
Equity Method Investments and Joint Ventures [Abstract]
Equity Investment

3 – INVESTMENT AND SUBSIDIARIES

Investments and long term deposits	Original Cost	Carrying Value
CP4H	187,367	—
Equispheres	111,990	711,953
HostedBizz	1,005	—

On April 30, 2016, ZIM Corporation made an equity investment in Equispheres Inc. The investment consisted of the purchase of 250,000 common shares at a price of $20,042.

On August 26, 2015, ZIM Corporation made an equity investment in Equispheres Inc. The investment consisted of the purchase of 500,000 common shares at a price of $91,948. Equispheres Inc. is an advanced materials company developing new technologies for the production of metallic particles foruse in additive manufacturing.

In January, 2016, the FASB issued Accounting Standards Update 2016-01, Financial Instruments–Overall: Recognition and Measurement of Financial Assets and Financial Liabilities (the ASU). Changes to the current GAAP model primarily affects the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. In addition, the FASB clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale debt securities. The accounting for other financial instruments, such as loans, investments in debt securities, and financial liabilities is largely unchanged. The classification and measurement guidance will be effective for public business entities in fiscal years beginning after December 15, 2017. The effect of the adoption of this standard is an increase in the carrying value of the Equispheres investment at June 30, 2018 of $598,041 to a value of $711,953.

On August 9, 2017, Connecting People for Health Co-operative Ltd. (CP4H) was acquired for an undisclosed amount. Various options to distribute the proceeds from the sale are being considered by the board of CP4H and will be finalized at a later date. ZIM has not recognized this transaction in its financial statements as of March 31, 2018. Once the distribution has been finalized ZIM will recognize its portion of the proceeds as a gain on the sale of assets.

On February 9, 2018, ZIM sold 100,000 shares of HostedBizz to HostedBizz, for cancellation, for gross proceeds of $60,000 Canadian dollars ($45,758 United States dollars).